Shareholders' Equity - Assumptions used for options granted (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility			75.40%
Expected volatility, Minimum	70.70%	83.90%
Expected volatility, Maximum	83.20%	86.90%
Risk-free interest			1.76%
Risk-free interest, Minimum	0.64%	0.38%	1.76%
Risk-free interest, Maximum	1.25%	0.49%
Expected life			5 years 6 months
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years 6 months	5 years 6 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 3 months	6 years 3 months